ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

February 20, 2026

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the form of Prospectus and Statement of Additional Information for ALPS Nautilus SMR, Nuclear & Technology ETF, a series of the Trust, dated February 18, 2026, that would have been filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 344 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on February 18, 2026 via EDGAR (Accession No. 0001398344-26-003341).

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

cc:	Adam C. Teufel, Esq.
Dechert LLP